UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA	19087
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2014

Date of reporting period:	03/31/2014

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2014 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Investments — 109.4% of net assets
Common Stocks — 46.9%

US Common Stocks — 21.4%

Aerospace & Defense — 0.2%
Exelis, Inc.	206,300	$3,921,763
Honeywell International, Inc.	4,210	390,520
L-3 Communications Holdings, Inc.	17,500	2,067,625
Lockheed Martin Corp.	13,700	2,236,388
Northrop Grumman Corp.	16,300	2,011,094
Raytheon Co.	22,100	2,183,259
United Technologies Corp.	2,649	309,509
		13,120,158
Air Freight & Logistics — 0.2%
FedEx Corp.	84,700	11,227,832
United Parcel Service, Inc. (UPS), Class B	3,130	304,799
		11,532,631
Airlines — 0.7%
American Airlines Group, Inc. (a)	96,210	3,521,286
AMR Corp. (a) (b) (c) (d)	260,322	2,095,592
Delta Air Lines, Inc.	989,166	34,274,602
Southwest Airlines Co.	86,200	2,035,182
United Continental Holdings, Inc. (a)	8,800	392,744
		42,319,406
Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The)	67,000	1,750,710
Lear Corp.	7,838	656,197
		2,406,907
Automobiles — 0.1%
General Motors Co.	131,370	4,521,755
Tesla Motors, Inc. (a)	16,029	3,341,245
		7,863,000
Beverages — 0.3%
Coca-Cola Co. (The)	410	15,851
Coca-Cola Enterprises, Inc.	41,800	1,996,368
Constellation Brands, Inc., Class A (a)	57,054	4,847,878
Dr Pepper Snapple Group, Inc.	170,911	9,307,813
Monster Beverage Corp. (a)	25,700	1,784,865

1

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

PepsiCo, Inc.	660	$55,110
		18,007,885
Biotechnology — 0.2%
Alexion Pharmaceuticals, Inc. (a)	10,400	1,582,152
Amgen, Inc.	22,276	2,747,522
Biogen Idec, Inc. (a)	7,700	2,355,199
Celgene Corp. (a)	14,500	2,024,200
Gilead Sciences, Inc. (a)	34,569	2,449,559
		11,158,632
Building Products — 0.1%
USG Corp. (a)	121,200	3,965,664

Capital Markets — 0.3%
Ameriprise Financial, Inc.	7,036	774,453
Bank of New York Mellon Corp. (The)	160,300	5,656,987
Northern Trust Corp.	143,900	9,434,084
		15,865,524
Chemicals — 0.6%
Air Products & Chemicals, Inc.	43,130	5,134,195
Axiall Corp.	183,600	8,247,312
Calgon Carbon Corp. (a)	346,100	7,555,363
CF Industries Holdings, Inc.	7,500	1,954,800
Eastman Chemical Co.	22,922	1,976,106
EI du Pont de Nemours & Co.	4,559	305,909
Monsanto Co.	25,547	2,906,482
Taminco Corp. (a)	22,723	477,410
WR Grace & Co. (a)	57,787	5,730,737
Yongye International, Inc. (a)	255,006	1,736,591
		36,024,905
Commercial Banks — 0.7%
Comerica, Inc.	19,200	994,560
Fifth Third Bancorp	85,900	1,971,405
KeyCorp	133,800	1,905,312
Wells Fargo & Co.	768,489	38,224,643
		43,095,920
Commercial Services & Supplies — 0.6%
ADT Corp. (The)	256,785	7,690,711
Covanta Holding Corp.	114,902	2,073,981
Iron Mountain, Inc.	623,754	17,196,898
KAR Auction Services, Inc.	116,710	3,542,148

2

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Waste Management, Inc.	143,100	$6,020,217
		36,523,955
Communications Equipment — 0.1%
Cisco Systems, Inc.	8,048	180,356
Harris Corp.	11,600	848,656
Motorola Solutions, Inc.	54,434	3,499,562
QUALCOMM, Inc.	34,406	2,713,257
		7,241,831
Computers & Peripherals — 0.3%
Apple, Inc.	11,848	6,359,296
EMC Corp.	161,500	4,426,715
SanDisk Corp.	26,600	2,159,654
Western Digital Corp.	21,900	2,010,858
		14,956,523
Construction & Engineering — 0.0%
Fluor Corp.	22,000	1,710,060

Consumer Finance — 0.0%
Capital One Financial Corp.	7,700	594,132
Discover Financial Services	34,100	1,984,279
		2,578,411
Containers & Packaging — 0.1%
Sealed Air Corp.	152,462	5,011,426

Diversified Financial Services — 0.7%
Bank of America Corp.	52,500	903,000
Citigroup, Inc.	6,938	330,249
JPMorgan Chase & Co.	673,659	40,897,838
		42,131,087
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	180,608	6,333,923
Verizon Communications, Inc.	459,764	21,870,973
Verizon Communications, Inc.	8,464	403,564
		28,608,460
Electric Utilities — 0.1%
Duke Energy Corp.	1,146	81,618
Edison International	39,400	2,230,434

3

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Entergy Corp.	9,300	$621,705
		2,933,757
Electrical Equipment — 0.2%
Babcock & Wilcox Co.	106,900	3,549,080
Emerson Electric Co.	9,448	631,126
GrafTech International, Ltd. (a)	525,500	5,738,460
		9,918,666
Electronic Equipment, Instruments & Components — 0.1%
Checkpoint Systems, Inc. (a)	346,526	4,650,379
Knowles Corp. (a)	59,700	1,884,729
		6,535,108
Energy Equipment & Services — 0.1%
Halliburton Co.	38,300	2,255,487
Schlumberger, Ltd.	3,676	358,410
		2,613,897
Food & Staples Retailing — 0.9%
CVS Caremark Corp.	4,551	340,688
Kroger Co. (The)	41,900	1,828,935
Sysco Corp.	242,800	8,772,364
Wal-Mart Stores, Inc.	358,748	27,419,109
Whole Foods Market, Inc.	279,321	14,164,368
		52,525,464
Food Products — 0.8%
Archer-Daniels-Midland Co.	38,400	1,666,176
ConAgra Foods, Inc.	261,400	8,111,242
Hershey Co. (The)	17,800	1,858,320
Ingredion, Inc.	104,000	7,080,320
Kraft Foods Group, Inc.	105,366	5,911,033
Mondelez International, Inc.	426,708	14,742,761
Tyson Foods, Inc., Class A	47,400	2,086,074
WhiteWave Foods Co. (a)	108,791	3,104,895
		44,560,821
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	112,100	8,248,318
Medtronic, Inc.	3,412	209,974
		8,458,292
Health Care Providers & Services — 0.5%
AmerisourceBergen Corp.	25,200	1,652,868

4

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Cardinal Health, Inc.	28,900	$2,022,422
CIGNA Corp.	17,400	1,456,902
Community Health Systems, Inc. (a)	108,220	4,238,977
Express Scripts Holding Co. (a)	19,400	1,456,746
Humana, Inc.	10,000	1,127,200
McKesson Corp.	12,000	2,118,840
UnitedHealth Group, Inc.	112,816	9,249,784
VCA Antech, Inc. (a)	184,643	5,951,044
		29,274,783
Hotels, Restaurants & Leisure — 0.4%
Bloomin' Brands, Inc. (a)	14,961	360,560
Ignite Restaurant Group, Inc. (a)	81,944	1,152,952
Jack in the Box, Inc. (a)	50,125	2,954,367
Jamba, Inc. (a)	99,280	1,190,864
Life Time Fitness, Inc. (a)	51,691	2,486,338
SeaWorld Entertainment, Inc.	134,968	4,080,083
Yum! Brands, Inc.	115,500	8,707,545
		20,932,709
Household Durables — 0.2%
Beazer Homes USA, Inc. (a)	348,880	7,005,510
Lennar Corp., Class A	59,311	2,349,902
Whirlpool Corp.	12,900	1,928,034
		11,283,446
Household Products — 0.1%
Kimberly-Clark Corp.	3,450	380,362
Procter & Gamble Co. (The)	82,798	6,673,519
		7,053,881
Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)	113,600	1,622,208
Dynegy, Inc. (a)	371,313	9,260,546
		10,882,754
Industrial Conglomerates — 0.0%
3M Co.	2,703	366,689
Danaher Corp.	22,917	1,718,775
General Electric Co.	13,559	351,042
		2,436,506
Insurance — 0.6%
Allstate Corp. (The)	37,200	2,104,776
American International Group, Inc.	48,600	2,430,486
Assurant, Inc.	28,100	1,825,376

5

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Berkshire Hathaway, Inc., Class B (a)	1,869	$233,569
Chubb Corp.	13,300	1,187,690
CNA Financial Corp.	9,400	401,568
Everest Re Group, Ltd.	71,600	10,958,380
Genworth Financial, Inc., Class A (a)	101,400	1,797,822
Loews Corp.	215,000	9,470,750
Travelers Companies, Inc. (The)	29,226	2,487,133
Unum Group	46,300	1,634,853
		34,532,403
Internet & Catalog Retail — 0.7%
Amazon.com, Inc. (a)	93,807	31,567,932
Netflix, Inc. (a)	28,383	9,991,667
		41,559,599
Internet Software & Services — 0.9%
Facebook, Inc. (a)	17,800	1,072,272
Google, Inc. (a)	29,289	32,642,883
LinkedIn Corp. (a)	58,002	10,726,890
Twitter, Inc. (a)	125,358	5,850,458
VeriSign, Inc. (a)	32,800	1,768,248
		52,060,751
IT Services — 0.4%
Amdocs, Ltd.	21,400	994,244
Computer Sciences Corp.	29,000	1,763,780
International Business Machines Corp. (IBM)	91,203	17,555,665
Leidos Holdings, Inc.	54,475	1,926,781
Lionbridge Technologies, Inc. (a)	438,617	2,943,120
Mastercard, Inc.	3,650	272,655
		25,456,245
Leisure Equipment & Products — 0.0%
Polaris Industries, Inc.	12,300	1,718,433

Life Sciences Tools & Services — 0.2%
Illumina, Inc. (a)	38,917	5,785,401
PerkinElmer, Inc.	133,450	6,013,257
Thermo Fisher Scientific, Inc.	3,019	363,005
		12,161,663
Machinery — 0.3%
Actuant Corp.	186,300	6,362,145
Lindsay Corp.	95,500	8,421,190
Meritor, Inc. (a)	347,704	4,259,374
		19,042,709

6

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Media — 2.2%
Cablevision Systems Corp.	461,236	$7,781,051
CBS Outdoor Americas, Inc.	215,800	6,312,150
Comcast Corp., Class A	836,400	41,836,728
DIRECTV (a)	27,200	2,078,624
Gray Television, Inc. (a)	238,222	2,470,362
LIN Media LLC (a)	24,458	648,137
Live Nation, Inc. (a)	344,738	7,498,052
McGraw-Hill Companies, Inc. (The)	25,200	1,922,760
News Corp., Class A (a)	246,800	4,249,896
News Corp., Class B (a)	356,000	5,945,200
Omnicom Group, Inc.	37,429	2,717,345
Sinclair Broadcast Group, Inc.	335,094	9,077,696
Time Warner Cable, Inc.	56,590	7,763,016
Time Warner, Inc.	4,744	309,926
Twenty-First Century Fox, Inc.	162,132	5,183,360
Viacom, Inc.	20,200	1,716,798
Walt Disney Co. (The)	259,152	20,750,301
		128,261,402
Metals & Mining — 0.2%
Compass Minerals International, Inc.	100,100	8,260,252
United States Steel Corp.	71,700	1,979,637
		10,239,889
Multi-Utilities — 0.0%
Wisconsin Energy Corp.	16,374	762,210

Multiline Retail — 0.1%
Dollar General Corp. (a)	32,737	1,816,249
Family Dollar Stores, Inc.	39,493	2,290,989
Macy's, Inc.	33,300	1,974,357
		6,081,595
Oil, Gas & Consumable Fuels — 0.7%
Chesapeake Energy Corp.	576,400	14,767,368
Chevron Corp.	2,600	309,166
ConocoPhillips Co.	28,258	1,987,950
Exxon Mobil Corp.	6,137	599,462
Harvest Natural Resources, Inc. (a)	443,434	1,667,312
Marathon Oil Corp.	47,600	1,690,752
Marathon Petroleum Corp.	23,530	2,048,051
Murphy Oil Corp.	94,250	5,924,555
Occidental Petroleum Corp.	26,489	2,524,137
Tesoro Corp.	15,800	799,322
Valero Energy Corp.	40,470	2,148,957

7

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

WPX Energy, Inc. (a)	449,200	$8,099,076
		42,566,108
Pharmaceuticals — 0.2%
AbbVie, Inc.	5,602	287,943
Bristol-Myers Squibb Co.	4,053	210,553
Johnson & Johnson	545	53,535
Merck & Co., Inc.	106,152	6,026,249
Pfizer, Inc.	183,345	5,889,042
		12,467,322
Real Estate — 0.1%
Kennedy-Wilson Holdings, Inc.	49,500	1,114,245
Realogy Holdings Corp. (a)	74,320	3,229,204
		4,343,449
Real Estate Investment Trusts (REITs) — 2.6%
Alexander's, Inc.	6,933	2,502,744
AvalonBay Communities, Inc.	64,200	8,430,744
Camden Property Trust	119,246	8,030,026
Campus Crest Communities, Inc.	340,100	2,952,068
CBL & Associates Properties, Inc.	1,703,200	30,231,800
Chesapeake Lodging Trust	9,455	243,277
DCT Industrial Trust, Inc.	613,400	4,833,592
DDR Corp.	293,500	4,836,880
Douglas Emmett, Inc.	371,700	10,087,938
Highwoods Properties, Inc.	341,567	13,119,588
Mack-Cali Realty Corp.	153,380	3,188,770
Mid-America Apartment Communities, Inc.	244,700	16,705,669
Post Properties, Inc.	124,600	6,117,860
Simon Property Group, Inc.	76,663	12,572,732
SL Green Realty Corp.	80,700	8,120,034
Starwood Property Trust, Inc.	194,767	4,594,554
Starwood Waypoint Residential Trust (a)	55,700	1,603,603
Vornado Realty Trust	159,000	15,671,040
		153,842,919
Road & Rail — 0.0%
Union Pacific Corp.	7,400	1,388,684

Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc. (a)	662,300	8,020,453
Intel Corp.	301,642	7,785,380
Lam Research Corp. (a)	34,800	1,914,000
LSI Corp.	36,400	402,948
NVIDIA Corp.	20,700	370,737

8

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Texas Instruments, Inc.	6,715	$316,612
		18,810,130
Software — 0.7%
CA, Inc.	56,700	1,755,999
Cadence Design Systems, Inc. (a)	301,815	4,690,205
Microsoft Corp.	466,228	19,110,686
MicroStrategy, Inc., Class A (a)	27,707	3,197,111
Oracle Corp.	186,173	7,616,337
Verint Systems, Inc. (a)	66,961	3,142,480
		39,512,818
Specialty Retail — 1.1%
Aaron's, Inc.	247,900	7,496,496
Bed Bath & Beyond, Inc. (a)	14,500	997,600
Best Buy Co., Inc.	15,400	406,714
Chico's FAS, Inc.	229,409	3,677,426
CST Brands, Inc.	218,900	6,838,436
Destination XL Group, Inc. (a)	358,561	2,022,284
Dick's Sporting Goods, Inc.	103,464	5,650,169
Home Depot, Inc. (The)	2,457	194,422
L Brands, Inc.	282,937	16,062,334
Office Depot, Inc. (a)	1,158,775	4,785,741
Penske Automotive Group, Inc.	119,350	5,103,406
Pep Boys-Manny Moe & Jack (The) (a)	511,459	6,505,759
PetSmart, Inc.	13,100	902,459
TJX Companies, Inc. (The)	8,011	485,867
Urban Outfitters, Inc. (a)	12,903	470,572
		61,599,685
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. (a)	56,973	2,996,210
Nike, Inc.	409,818	30,269,158
		33,265,368
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Corp., Class A (a)	147,044	2,776,191
Washington Mutual, Inc. (a) (b) (d)	33,600	—
		2,776,191
Tobacco — 0.0%
Altria Group, Inc.	814	30,468
Lorillard, Inc.	34,900	1,887,392
Philip Morris International, Inc.	2,416	197,798
		2,115,658

9

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Trading Companies & Distributors — 0.0%
United Rentals, Inc. (a)	6,600	$626,604

Wireless Telecommunication Services — 0.0%
Crown Castle International Corp.	24,599	1,814,914

Total US Common Stocks
(Cost $1,058,712,648)		1,260,539,218

Foreign Common Stocks — 25.5%

Australia — 0.6%
ALS, Ltd.	22,527	153,229
Alumina, Ltd. (a)	466,654	517,472
Amcor, Ltd.	68,215	657,719
Ansell, Ltd.	3,243	55,401
Australia and New Zealand Banking Group, Ltd.	17,618	541,457
BHP Billiton, Ltd.	88,391	2,992,587
BlueScope Steel, Ltd. (a)	92,324	525,367
Coca-Cola Amatil, Ltd.	57,814	591,611
Commonwealth Bank of Australia	10,000	719,849
DuluxGroup, Ltd.	227	1,207
Fairfax Media, Ltd.	610,278	517,959
Fortescue Metals Group, Ltd.	18,000	88,174
Goodman Fielder, Ltd.	239,470	136,623
Goodman Group - REIT	1,788,800	7,850,247
Iluka Resources, Ltd.	52,482	482,733
Metcash, Ltd.	58,008	140,953
Newcrest Mining, Ltd. (a)	10,000	91,922
Orica, Ltd.	31,380	637,116
Orora, Ltd.	67,843	86,756
Premier Investments, Ltd.	4,218	38,618
QBE Insurance Group, Ltd. - ASE Shares	282,341	3,359,199
Rio Tinto, Ltd.	4,000	236,595
SAI Global, Ltd.	41,101	156,335
Santos, Ltd.	42,132	527,748
Sigma Pharmaceuticals, Ltd.	325,841	200,993
Toll Holdings, Ltd.	61,559	297,056
Transpacific Industries Group, Ltd. (a)	292,552	310,827
Westfield Retail Trust - REIT	5,246,319	14,501,876
		36,417,629
Austria — 0.1%
Andritz AG	5,107	315,871
Conwert Immobilien Invest SE	460,200	6,092,173
Erste Group Bank AG	1,034	35,393
Oesterreichische Post AG	6,608	332,928
Raiffeisen Bank International AG	2,683	89,650
Wienerberger AG	27,154	518,829
		7,384,844

10

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Belgium — 0.1%
Ageas, Strip VVPR (a) (d)	1,966	$3
Anheuser-Busch InBev NV	27,736	2,915,309
KBC Groep NV	7,500	462,177
Umicore SA	7,000	357,364
		3,734,853
Brazil — 0.3%
B2W Cia Digital (a)	227,300	2,773,881
Brasil Pharma SA (a)	520,100	882,497
Cremer SA	151,500	1,101,697
Duratex SA	11,110	56,554
EDP - Energias do Brasil SA	851,100	3,863,521
Embraer SA - ADR	1,900	67,431
Kroton Educacional SA	7,000	153,945
Localiza Rent a Car SA	2,310	33,800
MRV Engenharia e Participacoes SA	11,400	40,646
Multiplan Empreendimentos Imobiliarios SA	4,200	89,627
Odontoprev SA	12,400	49,294
Petroleo Brasileiro SA	161,800	1,066,782
Petroleo Brasileiro SA - ADR	101,500	1,334,725
Totvs SA	181,900	2,853,962
Vale SA	44,800	620,368
WEG SA	2,600	36,324
		15,025,054
Canada — 0.4%
Bank of Montreal	8,800	589,688
Barrick Gold Corp.	15,400	274,149
BCE, Inc.	16,000	689,209
Blackberry, Ltd. (a)	53,300	431,511
Bombardier, Inc., Class B	472,200	1,755,533
Dollarama, Inc.	16,816	1,281,089
Fairfax Financial Holdings, Ltd. (a)	16,500	7,164,179
Hudson's Bay Co.	65,270	1,068,645
Imperial Oil, Ltd. - TSX Shares	29,400	1,369,075
Magna International, Inc.	19,700	1,897,307
Maple Leaf Foods, Inc.	61,675	982,448
Onex Corp.	17,700	982,746
Peyto Exploration & Development Corp.	102,756	3,514,255
Rogers Communications, Inc., Class B	78,700	3,261,191
Suncor Energy, Inc.	12,200	426,512
		25,687,537
Chile — 0.1%
Cia Cervecerias Unidas SA	114,733	1,286,725
Cia Cervecerias Unidas SA - ADR	5,694	127,432
Enersis SA - SPADR	215,200	3,342,056
Sociedad Quimica y Minera de Chile SA - SPADR	42,972	1,363,931
Vina Concha y Toro SA	356,780	735,193

11

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Vina Concha y Toro SA - SPADR	5,800	$232,058
		7,087,395
China — 0.7%
Agile Property Holdings, Ltd.	3,166,500	2,604,013
Baidu, Inc. - SPADR (a)	41,531	6,328,494
Belle International Holdings, Ltd.	2,759,000	2,738,680
China Resources Enterprise, Ltd.	2,310,122	6,547,220
China Shenhua Energy Co., Ltd.	737,500	2,132,210
China XD Plastics Co., Ltd. (a)	20,451	106,959
Giant Interactive Group, Inc. - ADR	10,600	122,642
Goodbaby International Holdings, Ltd.	40,000	21,359
Li Ning Co., Ltd. (a)	2,728,500	1,846,790
Mindray Medical International, Ltd. - ADR	204,128	6,605,582
NetEase, Inc. - ADR	2,500	168,250
PetroChina Co., Ltd.	1,328,000	1,436,891
Shui On Land, Ltd.	10,321,333	2,887,551
Tencent Holdings, Ltd.	2,000	139,252
Tingyi Cayman Islands Holding Corp.	22,000	63,359
Travelsky Technology, Ltd.	695,000	617,360
Tsingtao Brewery Co., Ltd., Class H	572,000	4,209,260
Want Want China Holdings, Ltd.	84,000	125,049
		38,700,921
Colombia — 0.1%
Bancolombia SA - SPADR	50,300	2,840,944

Czech Republic — 0.0%
Komercni Banka AS	5,074	1,211,926

Denmark — 0.2%
Carlsberg A/S, Class B	11,779	1,173,788
Coloplast A/S, Class B	49,409	4,003,629
Danske Bank A/S	12,758	355,756
GN Store Nord A/S (GN Great Nordic)	68,536	1,703,937
Novo Nordisk A/S, Class B	32,976	1,504,350
Topdanmark A/S (a)	9,155	266,908
Vestas Wind Systems A/S (a)	75,738	3,057,568
William Demant Holding A/S (a)	12,027	1,030,268
		13,096,204
Finland — 0.2%
Cargotec Oyj, B Shares	3,528	152,097
Metso Oyj	22,729	742,867
Outokumpu Oyj (a)	49,749	13,267
Sampo Oyj, Class A	64,231	3,337,090
Tikkurila Oyj	311,699	7,351,286
Valmet Corp.	25,602	274,867
Wartsila Corp.	9,206	501,651
		12,373,125

12

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

France — 1.3%
Air France-KLM SA (a)	66,702	$1,005,369
Air Liquide SA	7,500	1,017,303
Alcatel Lucent - SPADR	171,200	667,680
AXA SA	96,717	2,518,188
BNP Paribas SA	20,664	1,597,457
Carrefour SA	20,199	782,732
Credit Agricole SA (a)	47,000	742,269
Edenred SA	13,559	425,819
Eurofins Scientific	2,675	801,082
France Telecom SA	429,576	6,352,500
GDF Suez SA	41,600	1,139,924
GDF Suez, Strip VVPR (a) (d)	9,765	13
Groupe Eurotunnel SA	70,411	899,604
Imerys SA	1,795	159,572
Lafarge SA	171,800	13,466,548
Legrand SA	41,731	2,595,112
Neopost SA	10,398	821,300
Pernod-Ricard SA	11,000	1,281,557
Peugeot SA (a)	6,800	128,409
SA des Ciments Vicat	3,224	271,787
Safran SA	70,869	4,914,944
Sanofi SA	119,731	12,511,890
Societe BIC SA	3,963	520,785
Societe Generale SA, Class A	8,883	548,358
Technip SA	1,931	199,374
Thales SA	6,451	428,280
Total SA	203,970	13,396,734
Unibail-Rodamco SE - REIT	23,600	6,128,612
Vallourec SA	8,798	478,260
		75,801,462
Germany — 0.9%
Adidas AG	2,201	238,450
Alstria Office AG - REIT	443,434	5,945,166
Axel Springer AG	2,633	168,641
BASF SE	34,018	3,780,647
Bayer AG	1,901	257,085
Bayerische Motoren Werke AG	14,631	1,846,906
Celesio AG	2,009	68,661
Daimler AG	9,415	889,764
Deutsche Bank AG	4,533	202,764
Deutsche Telekom AG	609,634	9,860,625
E.ON AG	68,962	1,348,010
Fielmann AG	2,012	270,531
Fresenius Medical Care AG & Co.	30,228	2,108,913
GEA Group AG	4,958	226,589
Hannover Rueckversicherung AG	13,664	1,222,071
Hochtief AG	55,100	5,006,496
Kabel Deutschland Holding AG	11,000	1,511,843
LEG Immobilien AG	93,782	6,154,442

13

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Linde AG	6,900	$1,381,148
MAN SE	6,400	815,540
Osram Licht AG (a)	641	41,630
Rhoen Klinikum AG	19,951	638,981
SAP AG	97,892	7,923,743
Siemens AG	6,818	917,552
TUI AG	25,656	428,278
		53,254,476
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	151,406	320,595

Greece — 0.0%
OPAP SA	62,000	999,092

Hong Kong — 1.1%
Cheung Kong Holdings, Ltd.	851,000	14,129,307
China Mengniu Dairy Co., Ltd.	731,000	3,669,517
China Mobile, Ltd.	445,000	4,043,443
Esprit Holdings, Ltd.	547,800	912,470
First Pacific Co., Ltd.	152,000	151,415
Hang Lung Properties, Ltd.	2,100,800	6,031,481
Henderson Land Development Co., Ltd.	612,600	3,589,319
HKT Trust / HKT, Ltd.	441,000	464,655
Hong Kong & Shanghai Hotels, Ltd. (The)	51,747	68,849
Hutchison Whampoa, Ltd.	92,000	1,222,544
Jardine Matheson Holdings, Ltd.	39,600	2,512,239
Jardine Strategic Holdings, Ltd.	58,600	2,111,384
Melco International Development, Ltd.	1,264,000	4,264,455
Sino Land Co., Ltd.	1,016,000	1,499,401
Sun Hung Kai Properties, Ltd.	971,400	11,911,057
Wharf (Holdings), Ltd. (The)	848,300	5,430,901
Yingde Gases	3,001,500	2,874,390
Yip's Chemical Holdings, Ltd.	144,000	99,694
		64,986,521
Hungary — 0.0%
OTP Bank plc	2,131	40,868

India — 0.1%
Axis Bank, Ltd. - GDR	169,827	4,160,762
Infosys, Ltd. - SPADR	1,000	54,180
		4,214,942
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	3,630,800	3,055,273
Bank Rakyat Indonesia Persero Tbk PT	71,000	60,431
Gudang Garam Tbk PT	5,000	21,923
Indofood Sukses Makmur Tbk PT	790,000	510,829
Perusahaan Gas Negara (Persero) Tbk PT	6,825,800	3,101,079

14

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Semen Gresik (Persero) Tbk PT	121,500	$170,587
XL Axiata Tbk PT	1,615,000	627,581
		7,547,703
Ireland — 0.1%
CRH plc	7,959	222,689
DCC plc	16,199	880,813
Experian plc	60,513	1,091,504
Governor & Co. of the Bank of Ireland (The) (a)	4,621,614	1,965,323
Independent News & Media plc (a)	421,481	104,025
Irish Bank Resolution Corp., Ltd. (a) (d)	38,180	—
Irish Continental Group plc (UNIT)	8,023	336,383
Paddy Power plc	11,012	872,455
		5,473,192
Israel — 0.2%
Check Point Software Technologies, Ltd. (a)	26,200	1,771,906
Teva Pharmaceutical Industries, Ltd. - SPADR	208,300	11,006,572
		12,778,478
Italy — 0.7%
Beni Stabili SpA - REIT	1,726,713	1,486,542
Davide Campari-Milano SpA	21,769	178,462
Enel SpA	146,900	832,378
Eni SpA	295,535	7,421,663
Exor SpA	225,079	10,115,004
Fiat SpA (a)	26,342	306,578
Finmeccanica SpA (a)	26,390	261,410
Immobiliare Grande Distribuzione SIIQ SpA - REIT	3,199,000	5,714,864
Intesa Sanpaolo SpA	89,460	303,794
Luxottica Group SpA	35,023	2,025,235
Luxottica Group SpA - SPADR	8,975	517,499
Piaggio & C SpA	2,482,859	8,890,896
Saipem SpA	61,129	1,493,573
UniCredit SpA	175,911	1,610,318
		41,158,216
Japan — 6.8%
Alfresa Holdings Corp.	19,300	1,256,082
Asahi Diamond Industrial Co., Ltd.	1,548,900	19,664,771
Asatsu-DK, Inc.	32,600	677,506
Astellas Pharma, Inc.	99,500	1,178,727
Azbil Corp.	804,800	19,831,443
Bank of Yokohama, Ltd. (The)	227,000	1,131,474
BML, Inc.	629,100	23,582,255
Canon, Inc.	206,700	6,396,961
Cawachi, Ltd.	366,000	6,980,614
Chiba Bank, Ltd. (The)	73,000	449,328
Dai-ichi Life Insurance Co., Ltd. (The)	165,725	2,403,704
Daiichikosho Co., Ltd.	742,200	22,453,208

15

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Dentsu, Inc.	20,700	$783,925
Duskin Co., Ltd.	980,100	18,768,695
East Japan Railway Co.	24,000	1,766,990
FP Corp.	352,000	11,188,907
FUJIFILM Holdings Corp.	80,500	2,157,560
Fujitsu, Ltd.	252,000	1,521,173
Fukuoka Financial Group, Inc.	184,000	754,972
Goldcrest Co., Ltd.	152,500	3,210,925
GungHo Online Entertainment, Inc.	10,000	54,453
Haseko Corp.	734,700	4,587,207
Hitachi Chemical Co., Ltd.	69,000	937,781
Hitachi Metals, Ltd.	40,000	568,016
Hitachi, Ltd.	329,000	2,423,577
Hoshizaki Electric Co., Ltd.	557,000	21,014,074
Isetan Mitsukoshi Holdings, Ltd.	84,200	1,047,331
ITOCHU Corp.	81,700	953,045
JX Holdings, Inc.	125,900	605,268
Kao Corp.	76,500	2,707,070
Kinden Corp.	27,000	260,959
Kirin Holdings Co., Ltd.	83,000	1,153,784
Kurita Water Industries, Ltd.	950,100	20,582,630
Kyowa Hakko Kirin Co., Ltd.	74,000	787,737
LIXIL Group Corp.	31,100	856,149
Marui Group Co., Ltd.	73,800	637,054
Matsuda Sangyo Co., Ltd.	184,700	2,235,922
Mazda Motor Corp.	156,000	690,818
Meiko Network Japan Co., Ltd.	804,400	8,613,262
Miraca Holdings, Inc.	428,100	18,721,689
Mitsubishi Corp.	71,400	1,324,057
Mitsubishi Estate Co., Ltd.	34,000	809,131
Mitsubishi Heavy Industries, Ltd.	195,000	1,135,047
Mitsubishi Logistics Corp.	22,000	305,681
Mitsubishi UFJ Financial Group, Inc.	512,400	2,810,857
Mizuho Financial Group, Inc.	392,200	773,832
Moshi Moshi Hotline, Inc.	1,543,000	14,161,296
MS&AD Insurance Group Holdings	70,500	1,612,093
Nakanishi, Inc.	399,000	12,721,756
Namco Bandai Holdings, Inc.	75,800	1,790,170
Nintendo Co., Ltd.	4,700	559,810
Nippon Meat Packers, Inc.	51,000	761,695
Nippon Suisan Kaisha, Ltd. (a)	87,800	184,409
Nippon Telegraph & Telephone Corp.	54,700	2,973,204
NKSJ Holdings, Inc.	51,200	1,313,449
NSD Co., Ltd.	632,700	7,944,973
NSK, Ltd.	54,000	554,563
NTT Data Corp.	48,219	1,872,195
NTT DoCoMo, Inc.	210,200	3,310,560
Obayashi Corp.	200,000	1,125,895
OMRON Corp.	15,900	654,411
Onward Holdings Co., Ltd.	62,000	429,166
Otsuka Holdings Co., Ltd.	13,700	409,018
Panasonic Corp.	9,000	102,674
Resona Holdings, Inc.	234,400	1,131,438

16

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Ryosan Co., Ltd.	1,300	$27,382
Secom Co., Ltd.	395,800	22,776,561
Sega Sammy Holdings, Inc.	25,400	567,742
Sekisui House, Ltd.	90,000	1,115,119
Seven & I Holdings Co., Ltd.	138,900	5,297,806
Seven Bank, Ltd.	5,465,900	21,408,950
Shimizu Corp.	126,000	651,631
Shiseido Co., Ltd.	30,600	537,621
SoftBank Corp.	4,000	301,678
Sumitomo Chemical Co., Ltd.	155,000	570,874
Sumitomo Electric Industries, Ltd.	116,800	1,735,270
Sumitomo Forestry Co., Ltd.	59,000	591,449
Sumitomo Mitsui Financial Group, Inc.	66,800	2,847,449
Taiyo Nippon Sanso Corp.	47,000	368,872
Terumo Corp.	39,000	850,237
TOKAI Corp. - Gifu	254,100	7,259,143
Tokyo Electric Power Co., Inc. (The) (a)	78,000	315,403
Tokyo Electron, Ltd.	9,800	601,674
Tokyo Gas Co., Ltd.	182,000	922,802
Tokyo Ohka Kogyo Co., Ltd.	1,300	28,790
Toyo Seikan Kaisha, Ltd.	45,600	739,209
Toyo Suisan Kaisha, Ltd.	674,000	22,467,977
Toyota Industries Corp.	20,300	973,453
Toyota Motor Corp.	75,400	4,243,419
West Japan Railway Co.	18,100	737,856
Yamada Denki Co., Ltd.	181,020	602,520
Yamato Holdings Co., Ltd.	53,100	1,143,214
ZOJIRUSHI Corp.	1,213,000	3,858,670
		399,911,197
Luxembourg — 0.0%
APERAM SA (a)	86	2,289
ArcelorMittal SA - EN Amsterdam Shares	46,968	760,896
Millicom International Cellular SA	6,454	657,050
Orco Property Group SA (a)	400,580	547,015
Oriflame Cosmetics SA - SDR	4,785	116,096
		2,083,346
Malaysia — 0.1%
AirAsia Berhad	4,555,300	3,556,425
AMMB Holdings Berhad	508,100	1,117,055
British American Tobacco Malaysia Berhad	18,700	338,585
CIMB Group Holdings Berhad	769,400	1,684,357
UEM Land Holdings Berhad	38,100	25,656
		6,722,078
Mexico — 0.3%
America Movil SAB de CV, Series L - ADR	237,168	4,714,900
Cemex SAB de CV - SPADR (a)	34,944	441,343
Fibra Uno Administracion SA de CV - REIT	1,469,600	4,754,770
Fomento Economico Mexicano SAB de CV - SPADR	1,200	111,888

17

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Genomma Lab Internacional SAB de CV (a)	43,400	$111,662
Grupo Carso SAB de CV, Series A	23,800	124,875
Grupo Comercial Chedraui SA de CV	1,403,900	4,129,276
Grupo Financiero Banorte SAB de CV	11,000	74,389
Grupo Financiero Santander Mexico SAB de CV - ADR	301,800	3,709,122
		18,172,225
Netherlands — 0.9%
Akzo Nobel NV	12,461	1,020,986
ASM International NV	24,179	971,863
ASML Holding NV	3,034	280,891
CNH Industrial NV - ISE Shares (a)	132,703	1,529,069
Corio NV - REIT	9,000	411,603
European Aeronautic Defence and Space Co. NV	10,304	738,944
Heineken NV	22,253	1,550,668
Koninklijke (Royal) KPN NV (a)	224,935	795,956
Koninklijke (Royal) Philips Electronics NV	343,991	12,101,456
Koninklijke Ahold NV	393,412	7,975,963
Koninklijke Boskalis Westminster NV - CVA	31,732	1,749,550
Koninklijke Vopak NV	91,600	5,118,375
LyondellBasell Industries NV, Class A	25,400	2,259,076
Postnl NV (a)	37,598	172,430
Randstad Holding NV	2,739	160,737
Royal Dutch Shell plc, Class A - BATS Europe Shares	54,278	1,984,038
Royal Dutch Shell plc, Class A - Quote MTF Shares	409,767	14,971,321
Royal Dutch Shell plc, Class B	32,569	1,270,626
		55,063,552
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	185,053	391,903

Norway — 0.3%
DNB ASA	71,090	1,237,144
Norwegian Property ASA	9,821,091	11,893,542
Orkla ASA	116,452	992,765
Schibsted ASA	10,982	681,441
StatoilHydro ASA	37,145	1,049,158
		15,854,050
Panama — 0.2%
Carnival Corp.	259,928	9,840,874

Philippines (The) — 0.2%
Ayala Corp.	63,469	819,486
Bank of the Philippine Islands	35,730	68,522
BDO Unibank, Inc.	165,470	314,079
Energy Development Corp.	43,771,800	5,533,702
Globe Telecom, Inc.	33,345	1,237,349
Lopez Holdings Corp.	12,578,328	1,306,285
Philippine Long Distance Telephone Co. - SPADR	54,200	3,307,284
SM Investments Corp.	15,975	251,561

18

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Universal Robina Corp.	33,720	$106,852
		12,945,120
Poland — 0.0%
Bank Pekao SA	4,017	259,990

Russia — 0.1%
Gazprom OAO - SPADR	3,422	26,589
Globaltrans Investment plc - SPGDR	44,306	511,291
LSR Group - GDR	52,029	143,080
Sberbank of Russia - SPADR - LSE Shares	246,721	2,410,464
Sberbank of Russia - SPADR - OTC Shares	9,011	87,880
Sistema JSFC - SPGDR - OTC Shares	3,669	82,589
		3,261,893
Singapore — 0.5%
CapitaCommerical Trust	2,681,400	3,169,841
CapitaLand, Ltd.	1,531,100	3,524,221
CapitaMall Trust - REIT	4,060,200	6,097,969
DBS Group Holdings, Ltd.	26,000	334,736
Genting Singapore plc	130,000	138,257
Great Eastern Holdings, Ltd.	116,000	1,726,921
GuocoLeisure, Ltd.	147,000	108,210
SembCorp Industries, Ltd.	1,225,000	5,353,366
Singapore Telecommunications, Ltd.	1,860,000	5,408,327
United Industrial Corp., Ltd.	44,000	110,213
United Overseas Bank, Ltd.	221,347	3,818,057
		29,790,118
South Africa — 0.2%
African Bank Investments, Ltd.	2,596,700	2,650,742
Anglo Platinum, Ltd. (a)	2,997	134,378
AngloGold Ashanti, Ltd.	2,367	40,777
Clicks Group, Ltd.	12,142	75,602
Discovery Holdings, Ltd.	6,475	51,894
FirstRand, Ltd.	163,520	560,749
Gold Fields, Ltd.	8,050	30,342
Impala Platinum Holdings, Ltd.	602	6,854
MMI Holdings, Ltd.	27,152	63,482
MTN Group, Ltd.	149,654	3,064,257
Nedbank Group, Ltd.	30,905	657,740
Remgro, Ltd.	11,644	226,681
RMB Holdings, Ltd.	178,647	810,189
RMI Holdings	151,037	413,278
Standard Bank Group, Ltd.	291,295	3,840,643
		12,627,608
South Korea — 0.9%
Hana Financial Group, Inc.	176,552	6,442,070
Hankook Tire Co., Ltd.	3,500	199,052

19

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Hyundai Mobis Co., Ltd.	19,370	$5,745,735
Hyundai Motor Co.	35,629	8,421,471
KB Financial Group, Inc.	91,794	3,219,596
Kolon Industries, Inc.	56,017	2,857,423
LG Uplus Corp.	263,460	2,592,132
Lotte Shopping Co., Ltd.	12,588	3,960,558
S-1 Corp.	55,019	4,598,013
Samsung Electronics Co., Ltd.	8,313	10,512,359
Shinhan Financial Group Co., Ltd.	161,790	7,122,615
		55,671,024
Spain — 1.4%
Acciona SA	7,224	626,497
Acerinox SA	49,269	792,286
Banco Bilbao Vizcaya Argentaria SA	56,211	676,318
Banco Popular Espanol SA	104,523	791,015
Banco Santander SA	152,222	1,453,603
Banco Santander SA - SPADR	2,607	24,975
Distribuidora Internacional de Alimentacion SA	6,696	61,285
Ferrovial SA	453,300	9,844,259
Grifols SA	6,600	362,345
Grifols SA, Class B	330	13,606
Hispania Activos Inmobiliarios (a) (e)	92,300	1,327,520
Iberdrola SA	1,362,235	9,536,165
Inditex SA	3,499	525,916
Inmobiliaria Colonial SA (a)	1,113,479	2,874,819
International Consolidated Airlines Group SA (a)	3,189,936	22,212,793
Lar Espana Real Estate Socimi SA REIT (a) (e)	447,400	6,397,821
Mediaset Espana Comunicacion SA (a)	43,495	507,665
Melia Hotels International SA	928,592	11,967,133
NH Hoteles SA (a)	982,405	6,995,501
Telefonica SA	282,286	4,469,796
Viscofan SA	15,874	830,414
		82,291,732
Sweden — 0.2%
Assa Abloy AB, Class B	54,955	2,935,161
Investor AB, Class B	9,244	334,912
Modern Times Group AB, Class B	14,832	693,784
Nordea Bank AB	46,275	657,210
Svenska Handelsbanken AB, Class A	63,778	3,205,378
Swedish Match AB	46,318	1,513,262
Telefonaktiebolaget LM Ericsson, Class B	85,018	1,132,707
		10,472,414
Switzerland — 0.8%
ABB, Ltd. – SIX Swiss Exchange	245,455	6,355,285
Adecco SA	15,009	1,251,834
Cie Financiere Richemont SA	27,684	2,650,799
Clariant AG	13,917	270,763
Geberit AG	7,741	2,538,115

20

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Glencore Xstrata plc	150,524	$776,423
Helvetia Holding AG	340	174,274
Logitech International SA	42,741	638,748
Lonza Group AG	5,500	562,631
Nestle SA	23,255	1,752,238
Novartis AG	150,981	12,823,633
Pargesa Holding SA	5,124	443,614
Roche Holding AG	13,949	4,192,881
Sonova Holding AG	4,044	591,637
Straumann Holding AG	600	127,884
Syngenta AG	5,015	1,902,211
TE Connectivity, Ltd.	33,500	2,017,035
UBS AG	71,413	1,474,391
Zurich Insurance Group AG	12,666	3,892,279
		44,436,675
Taiwan — 0.4%
Chunghwa Telecom Co., Ltd.	42,000	129,258
Delta Electronics, Inc.	990,000	6,136,243
Hon Hai Precision Industry Co., Ltd.	72,600	205,858
Taiwan Semiconductor Manufacturing Co., Ltd.	3,184,229	12,441,934
Taiwan Semiconductor Manufacturing Co., Ltd. - SPADR	14,300	286,286
Uni-President Enterprises Corp.	193,948	337,666
Yungtay Engineering Co., Ltd.	2,273,000	6,529,121
		26,066,366
Thailand — 0.3%
Advanced Info Service PCL	28,400	197,854
Bangkok Bank PCL	589,700	3,268,618
Kasikornbank PCL	117,300	670,874
Krung Thai Bank PCL	4,520,200	2,605,664
PTT PCL	347,900	3,206,600
Siam Cement PCL	57,400	737,603
Siam Commercial Bank PCL	39,200	190,321
Thanachart Capital PCL	3,742,500	4,153,206
		15,030,740
Turkey — 0.3%
Asya Katilim Bankasi AS (a)	1,196,005	787,013
BIM Birlesik Magazalar AS	3,448	77,619
Haci Omer Sabanci Holding AS	18,009	69,845
KOC Holding AS	358,186	1,508,196
Tupras Turkiye Petrol Rafinerileri AS	303,800	6,419,967
Turkiye Garanti Bankasi AS	2,052,018	7,010,678
Turkiye Garanti Bankasi AS - ADR	134,467	458,532
Turkiye Halk Bankasi AS	14,715	90,984
		16,422,834
United Kingdom — 4.3%
3i Group plc	155,085	1,029,875

21

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Admiral Group plc	33,194	$791,022
Aggreko plc	5,732	143,711
AMEC plc	351,131	6,574,202
Anglo American plc - JSE Shares	97,919	2,493,016
Anglo American plc - LSE Shares	2,345	59,807
Aon plc	121,500	10,240,020
Atrium European Real Estate, Ltd. (a)	1,601,800	9,035,493
Aviva plc	13,305	105,969
BAE Systems plc	185,071	1,285,701
Barclays plc	349,480	1,363,191
Barratt Developments plc	34,567	237,982
Betfair Group plc	23,314	429,768
BG Group plc	388,695	7,249,286
BHP Billiton plc	44,641	1,377,963
BP plc	1,829,283	14,649,488
British American Tobacco plc	19,810	1,102,902
British Sky Broadcasting Group plc	21,864	333,233
BT Group plc	5,102,871	32,476,920
Bunzl plc	77,818	2,074,303
Burberry Group plc	54,000	1,258,582
Cable & Wireless Communications plc	636,286	557,657
Capita plc	129,704	2,373,992
Carnival plc	23,488	896,256
Centrica plc	192,444	1,059,762
Clarkson plc	27,797	1,136,455
Close Brothers Group plc	7,991	188,358
Compass Group plc	156,371	2,389,984
Daily Mail & General Trust plc, Class A	31,531	456,730
Delphi Automotive plc	30,500	2,069,730
Devro plc	85,077	334,686
Diageo plc	371,714	11,536,813
Evraz plc (a)	48,900	65,193
G4S plc	321,130	1,295,189
GlaxoSmithKline plc	288,846	7,694,756
GVC Holdings plc	20,265	126,312
Hays plc	281,488	682,072
Homeserve plc	155,698	819,324
HSBC Holdings plc - LSE Shares	927,461	9,390,674
HSBC Holdings plc - SEHK Shares	57,281	581,746
ICAP plc	114,388	721,119
IG Group Holdings plc	60,788	636,385
IMI plc	7,749	188,547
Informa plc	152,254	1,346,191
International Personal Finance plc	136,229	1,163,164
Intertek Group plc	55,703	2,858,678
ITV plc	564,878	1,806,648
Jupiter Fund Management plc	71,893	481,202
Ladbrokes plc	81,894	184,572
Lloyds Banking Group plc (a)	30,950,799	38,847,709
Lonmin plc (a)	14,800	70,698
Merlin Entertainments plc (a) (e)	43,025	270,543
Michael Page International plc	46,808	383,571
Millennium & Copthorne Hotels plc	19,784	186,524

22

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Mondi plc	3,863	$67,799
National Express Group plc	33,802	157,942
National Grid plc	71,200	977,873
Northgate plc	20,851	180,884
Old Mutual plc	987,042	3,320,058
Orient-Express Hotels, Ltd., Class A (a)	33,590	484,032
Perform Group plc (a)	41,586	170,316
Petrofac, Ltd.	6,701	161,125
Provident Financial plc	43,055	1,424,874
Punch Taverns plc (a)	13,075,379	2,620,652
Reckitt Benckiser Group plc	40,010	3,260,728
Reed Elsevier plc	91,015	1,391,854
Rexam plc	113,647	923,565
Rightmove plc	55,865	2,459,797
Rio Tinto plc	25,019	1,395,300
Rolls-Royce Holdings plc - LSE Shares	138,507	2,484,585
Royal Bank of Scotland Group plc (a)	15,249	79,214
SABMiller plc	69,819	3,488,098
Sage Group plc	223,461	1,557,238
Serco Group plc	67,676	474,943
Smith & Nephew plc	13,511	204,706
Smiths Group plc	33,501	711,239
Spectris plc	23,572	913,162
Stagecoach Group plc	154,755	1,019,621
Standard Chartered plc	15,925	333,059
Tesco plc	2,168,683	10,688,266
Thomas Cook Group plc (a)	440,385	1,327,114
Tui Travel plc	158,666	1,159,537
Unilever plc	253,478	10,826,017
Vedanta Resources plc	24,000	361,955
Vodafone Group plc	380,977	1,402,588
Weir Group plc (The)	103,382	4,377,685
WH Smith plc	35,000	703,624
Wolseley plc	5,005	285,397
WPP plc	65,706	1,359,318
		249,867,839
Total Foreign Common Stocks
(Cost $1,329,462,326)		1,497,319,555
Total Common Stocks
(Cost $2,388,174,974)		2,757,858,773

Participation Notes — 0.2%
Axis Bank, Ltd., Equity Linked Notes, Expiring 03/10/16 (India) (a) (b)	179,958	4,388,528
Bank of Baroda, Ltd., Equity Linked Notes, Expiring 06/30/16 (India) (a) (b)	201,328	2,422,902
Bharti Airtel, Ltd., Equity Linked Notes, Expiring 08/01/16 (India) (a) (b)	434,959	2,307,718
CESC, Ltd., Equity Linked Notes, Expiring 03/31/17 (India) (a) (b)	150,000	1,249,508

Total Participation Notes
(Cost $10,385,784)		10,368,656

23

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Corporate Bonds — 0.0%

Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (b) (d) (f)
(Cost $213,716)	9.000%	09/01/12	$344,000	$—

Asset-Backed Securities — 0.7%
ACE Securities Corp. Home Equity Loan Trust
Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.484%	11/25/35	264,837	256,795
Ser. 2005-SD1, Class M1 (FRN) (STEP)	0.904%	11/25/50	1,310,383	1,288,500
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	677,100	695,571
Bear Stearns Asset Backed Securities I Trust
Ser. 2005-HE3, Class M2 (FRN) (STEP)	1.174%	03/25/35	1,613,782	1,572,661
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.374%	12/25/35	10,770	10,755
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)
(STEP)	0.474%	10/25/35	90,150	89,634
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.714%	04/25/34	293,688	270,924
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.814%	03/25/35	2,400,000	2,337,144
Credit Based Asset Servicing, Ser. 2005-CB6, Class A3 (STEP)	4.357%	07/25/35	2,059,062	1,984,487
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP)	1.256%	07/19/44	71,945	56,251
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-
FF10, Class A4 (FRN) (STEP)	0.474%	11/25/35	3,042,473	2,892,007
First Franklin Mortgage Loan Trust, Ser. 2006-FF1, Class 2A3 (FRN)
(STEP)	0.394%	01/25/36	745,762	720,898
GE-WMC Asset-Backed Pass-Through Certificates, Ser. 2005-2,
Class A2C (FRN) (STEP)	0.404%	12/25/35	4,109,538	3,438,648
GSAA Home Equity Trust
Ser. 2006-8, Class 2A2	0.334%	05/25/36	5,611,048	2,927,171
Ser. 2006-20, Class 2A1A (FRN) (STEP)	0.204%	12/25/46	1,932,860	1,330,295
GSAA Trust
Ser. 2006-5, Class 2A2 (FRN) (STEP)	0.334%	03/25/36	1,260,984	772,517
Ser. 2006-5, Class 2A3 (FRN) (STEP)	0.424%	03/25/36	3,261,497	2,272,934
Ser. 2006-9, Class A4A (FRN) (STEP)	0.394%	06/25/36	7,628,766	4,509,875
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3
(FRN) (STEP)	0.344%	01/25/36	258,586	251,264
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3
(FRN) (STEP)	0.404%	03/25/36	872,788	824,089
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.434%	08/25/45	107,585	107,317
Ser. 2005-WL1, Class M2 (FRN) (STEP)	0.979%	06/25/35	1,817,661	1,771,380
Ser. 2006-WL1, Class 2A3 (FRN) (STEP)	0.394%	01/25/46	1,654,862	1,488,767
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.234%	03/25/33	86,940	83,712
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.474%	11/25/35	381,717	370,992
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Ser. 2005-WCW2, Class M1 (FRN) (STEP)	0.654%	07/25/35	3,000,000	2,830,875
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4
(FRN) (STEP)	0.454%	11/25/35	852,284	841,407
Terwin Mortgage Trust, Ser. 2005-10HE, Class M2 (FRN) (STEP)	0.644%	06/25/36	4,247,000	3,765,025

Total Asset-Backed Securities
(Cost $37,021,892)				39,761,895

24

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Mortgage-Backed Securities - Private Issuers — 1.3%
Alternative Loan Trust, Ser. 2006-HY11, Class A1 (FRN) (STEP)	0.274%	06/25/36	$3,146,620	$2,615,993
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.331%	04/25/44	52,212	50,153
Ser. 2005-1, Class 6A (FRN)	2.331%	06/25/45	288,901	279,510
Banc of America Commercial Mortgage, Inc.
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,634,620
Ser. 2006-6, Class A2	5.309%	10/10/45	124,528	124,822
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	2.700%	12/20/34	107,754	88,504
Bear Stearns ALT-A Trust
Ser. 2005-10, Class 11A1 (FRN) (STEP)	0.654%	01/25/36	3,075,943	2,176,119
Ser. 2006-1, Class 21A2 (FRN)	2.460%	02/25/36	1,373,040	931,113
Ser. 2006-2, Class 11A1 (FRN) (STEP)	0.594%	04/25/36	1,807,050	1,118,873
Ser. 2006-6, Class 31A1 (FRN)	2.671%	11/25/36	399,803	295,730
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1
(FRN)	2.423%	02/20/36	2,490,652	2,025,545
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3	3.391%	05/15/45	1,052,000	1,054,827
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	1,977,566
Connecticut Avenue Securities
Ser. 2013-C01, Class M-2 (FRN) (e)	5.404%	10/25/23	4,990,000	5,554,219
Ser. 2014-C01, Class M-2 (e)	4.554%	01/25/24	980,000	1,031,177
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP)	0.884%	11/25/35	5,292,566	4,362,307
Ser. 2005-59, Class 1A1 (FRN) (STEP)	0.487%	11/20/35	4,506,797	3,576,053
Ser. 2006-24, Class A22	6.000%	06/25/36	2,304,640	2,040,143
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-
3, Class 3A1 (FRN) (STEP)	0.404%	02/25/36	3,333,863	2,806,936
CSMC Mortgage-Backed Trust, Ser. 2007-4, Class 2A3	6.000%	06/25/37	1,391,357	1,262,082
Deutsche Alt A Securities, Inc.
Ser. 2005-5, Class 2A4	5.500%	11/25/35	683,545	550,945
Ser. 2007-1, Class 1A3A (FRN) (STEP)	0.364%	08/25/37	757,596	606,640
First Horizon Alternative Mortgage Securities Trust
Ser. 2006-AA2, Class 2A1 (FRN)	2.199%	05/25/36	776,231	643,765
Ser. 2006-FA3, Class A4	0.624%	07/25/36	1,750,960	1,227,351
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.376%	11/19/34	54,501	48,861
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.497%	06/20/35	63,924	60,164
Impac CMB Trust, Ser. 2005-2, Class 1ML (FRN) (STEP)	0.799%	04/25/35	742,098	583,648
IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR27, Class 1A3
(FRN) (STEP)	0.424%	10/25/36	3,107,418	2,058,963
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN)	6.025%	04/15/45	867,048	866,190
Ser. 2012-C6, Class A3	3.507%	05/15/45	2,000,000	2,020,784
JP Morgan Mortgage Trust, Ser. 2007-S3, Class 1A64	7.500%	08/25/37	1,087,192	870,164
Luminent Mortgage Trust, Ser. 2006-2, Class A1A (FRN) (STEP)	0.354%	02/25/46	2,007,948	1,473,227
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-2, Class 4A1
(FRN)	2.626%	02/25/36	302,940	294,713
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	6.091%	08/12/49	1,500,000	1,675,401
RALI Trust
Ser. 2005-QA13, Class 2A1 (FRN)	3.575%	12/25/35	2,688,844	2,206,683
Ser. 2006-QA4, Class A (FRN) (STEP)	0.334%	05/25/36	2,520,199	1,955,226
Ser. 2006-QA5, Class 1A1 (FRN) (STEP)	0.334%	07/25/36	2,151,000	1,385,455
Ser. 2006-QS5, Class A9	6.000%	05/25/36	3,019,262	2,524,716
Ser. 2007-QO4, Class A1A (FRN) (STEP)	0.344%	05/25/47	469,201	370,668

25

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Springleaf Mortgage Loan Trust
Ser. 2013-1A, Class M3 (VRN) (e)	3.790%	06/25/58	$370,000	$366,097
Ser. 2013-1A, Class M4 (VRN) (e)	4.440%	06/25/58	220,000	216,868
Ser. 2013-2A, Class M1 (VRN) (e)	3.520%	12/25/65	1,024,000	1,026,668
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15,
Class 2A1 (FRN)	2.690%	07/25/35	5,387,224	4,642,446
Structured Agency Credit Risk
Ser. 2013- DN1, Class M2 (FRN)	7.304%	07/25/23	3,120,000	3,846,642
Ser. 2013- DN2, Class M2 (FRN)	4.404%	11/25/23	805,000	835,503
Ser. 2014- DN1, Class M2 (FRN)	2.354%	02/25/24	3,530,000	3,598,253
Ser. 2014- DN1, Class M3 (FRN)	4.654%	02/25/24	910,000	967,417
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN)	1.612%	02/25/36	1,949,510	1,627,075
Ser. 2006-AR3, Class A2 (FRN)	2.670%	02/25/36	2,843,042	2,112,167
Thornburg Mortgage Securities Trust, Ser. 2007-4, Class 3A1 (FRN)	6.095%	09/25/37	1,274,224	1,333,336
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class
AMFX (VRN)	5.179%	07/15/42	2,033,000	2,136,740
Wells Fargo Commercial Mortgage, Ser. 2013-LC12, Class A4	4.218%	07/15/46	855,000	899,707

Total Mortgage-Backed Securities - Private Issuers
(Cost $73,655,871)				80,038,775

Mortgage-Backed Securities - US Government Agency Obligations — 0.2%
FHLMC
Pool #781697 (FRN)	2.357%	07/01/34	114,863	119,236
Ser. 2002-2530, Class QI (FRN) (IO)	6.845%	01/15/32	76,612	17,059
Ser. 2004-2763, Class KS (FRN) (IO)	6.495%	10/15/18	184,112	8,918
Ser. 2005-2922, Class SE (FRN) (IO)	6.595%	02/15/35	192,574	33,926
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	25,667	2,564
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	11,694	1,123
Ser. 2005-2965, Class SA (FRN) (IO)	5.895%	05/15/32	438,528	86,115
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	13,030	1,182
Ser. 2005-2980, Class SL (FRN) (IO)	6.545%	11/15/34	248,234	45,421
Ser. 2005-2981, Class SU (FRN) (IO)	7.645%	05/15/30	225,757	43,953
Ser. 2005-3031, Class BI (FRN) (IO)	6.535%	08/15/35	702,465	140,537
Ser. 2005-3065, Class DI (FRN) (IO)	6.465%	04/15/35	614,490	107,966
Ser. 2006-3114, Class GI (FRN) (IO)	6.445%	02/15/36	1,043,581	175,295
Ser. 2007-3308, Class S (FRN) (IO)	7.045%	03/15/32	448,770	99,689
Ser. 2008-3424, Class XI (FRN) (IO)	6.415%	05/15/36	347,193	51,134
Ser. 2008-3489, Class SD (FRN) (IO)	7.645%	06/15/32	231,880	52,611
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	325,338	22,177
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	161,424	11,389
Ser. 2011-3882, Class AI (IO)	5.000%	06/15/26	1,026,075	87,293
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	5,356,686	653,268
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	83,198	14,275
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	15,202	2,424
FNMA
Pool #685563 (FRN)	2.451%	01/01/33	160,354	170,802
Pool #806765 (FRN)	1.934%	11/01/34	162,843	170,717
Pool #834928 (FRN)	1.940%	07/01/35	1,475,908	1,561,123
Pool #841068 (FRN)	2.485%	11/01/34	666,515	710,600
Pool #847637 (FRN)	2.705%	01/01/34	97,621	104,333
Ser. 2004-31, Class SG (FRN) (IO)	6.946%	08/25/33	158,637	15,954
Ser. 2004-49, Class SQ (FRN) (IO)	6.896%	07/25/34	159,439	33,869

26

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Ser. 2004-51, Class SX (FRN) (IO)	6.966%	07/25/34	$296,292	$53,924
Ser. 2004-64, Class SW (FRN) (IO)	6.896%	08/25/34	659,305	134,197
Ser. 2004-66, Class SE (FRN) (IO)	6.346%	09/25/34	482,223	79,049
Ser. 2005-12, Class SC (FRN) (IO)	6.596%	03/25/35	442,196	72,745
Ser. 2005-45, Class SR (FRN) (IO)	6.566%	06/25/35	427,728	76,240
Ser. 2005-65, Class KI (FRN) (IO)	6.846%	08/25/35	1,322,435	292,048
Ser. 2005-89, Class S (FRN) (IO)	6.546%	10/25/35	2,727,162	581,739
Ser. 2006-3, Class SA (FRN) (IO)	5.996%	03/25/36	250,482	43,751
Ser. 2007-75, Class JI (FRN) (IO)	6.391%	08/25/37	664,911	103,625
Ser. 2007-85, Class SI (FRN) (IO)	6.306%	09/25/37	252,225	40,076
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	278,520	17,906
Ser. 2008-87, Class AS (FRN) (IO)	7.496%	07/25/33	1,041,509	212,793
Ser. 2010 Pool #AE5528	6.000%	11/01/22	960,813	1,047,298
Ser. 2010 Pool #AE5529	7.000%	11/01/22	604,888	670,094
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	709,521	43,812
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	392,182	34,370
Ser. 2010-68, Class SJ (FRN) (IO)	6.396%	07/25/40	244,990	45,305
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	297,815	27,696
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	833,373	64,989
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	2,449,248	156,845
Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	644,667	87,516
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	1,590,882	128,640
Ser. 2012-126, Class SJ (FRN) (IO)	4.846%	11/25/42	2,568,044	396,950
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	13,233	2,490
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.395%	02/16/33	710,928	115,207
Ser. 2011-94, Class IS (FRN) (IO)	6.545%	06/16/36	424,509	78,617
Ser. 2011-135, Class QI (IO)	4.500%	06/16/41	560,420	105,563
Ser. 2011-157, Class SG (FRN) (IO)	6.443%	12/20/41	2,784,288	588,546
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	2,317,813	170,933
Ser. 2012-34, Class KS (FRN) (IO)	5.895%	03/16/42	1,332,097	249,338
Ser. 2012-69, Class QI (IO)	4.000%	03/16/41	1,108,425	197,303
Ser. 2012-101, Class AI (IO)	3.500%	08/20/27	604,832	63,326
Ser. 2012-103, Class IB (IO)	3.500%	04/20/40	776,885	115,346
Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $10,311,769)				10,643,230

US Treasury Bonds/Notes — 13.8%
US Treasury Inflation Indexed Bond	0.375%	07/15/23	18,351,848	18,151,115
US Treasury Inflation Indexed Bond (g)	2.375%	01/15/25	28,786,792	33,898,693
US Treasury Inflation Indexed Bond	2.000%	01/15/26	824,887	939,276
US Treasury Inflation Indexed Bond	1.750%	01/15/28	70,335,090	77,929,099
US Treasury Inflation Indexed Bond (g)	2.500%	01/15/29	13,257,633	16,099,738
US Treasury Inflation Indexed Bond	3.375%	04/15/32	12,610,198	17,429,664
US Treasury Inflation Indexed Bond	2.125%	02/15/40	103,851,056	124,345,439
US Treasury Inflation Indexed Bond	0.750%	02/15/42	7,804,503	6,800,891
US Treasury Inflation Indexed Bond	1.375%	02/15/44	1,304,628	1,331,332
US Treasury Inflation Indexed Note (g)	0.500%	04/15/15	17,160,234	17,508,793
US Treasury Inflation Indexed Note	2.000%	01/15/16	2,274,331	2,413,457
US Treasury Inflation Indexed Note (g)	0.125%	04/15/16	15,894,150	16,323,785
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,514,000	5,054,272
US Treasury Inflation Indexed Note	1.625%	01/15/18	62,185,151	67,500,054
US Treasury Inflation Indexed Note	0.125%	04/15/18	94,219,738	96,383,871
US Treasury Inflation Indexed Note (g) (h)	1.375%	07/15/18	9,653,118	10,473,633

27

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
US Treasury Inflation Indexed Note (g)	2.125%	01/15/19	$26,394,346	$29,475,067
US Treasury Inflation Indexed Note	1.375%	01/15/20	1,319,528	1,426,017
US Treasury Inflation Indexed Note (h)	1.250%	07/15/20	1,930,428	2,080,337
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,276,760	4,540,046
US Treasury Inflation Indexed Note	0.625%	07/15/21	15,462,177	15,919,997
US Treasury Inflation Indexed Note (g)	0.125%	07/15/22	183,398,062	179,644,088
US Treasury Inflation Indexed Note	0.125%	01/15/23	67,484,448	65,296,467
US Treasury Inflation Indexed Note	0.625%	01/15/24	2,004,780	2,011,672
Total US Treasury Bonds/Notes
(Cost $861,119,668)				812,976,803

	Number of
	Shares	Value

Acquired Funds — 15.5%

Exchange-Traded Funds (ETFs) — 2.4%
Vanguard Emerging Markets Stock Index Fund	3,106,332	79,739,546
Vanguard FTSE Developed Markets ETF	1,450,000	59,841,500
		139,581,046
Mutual Funds — 0.8%
PIMCO Commodity RealReturn Strategy Fund	8,360,142	49,408,438

Private Investment Funds (i) — 12.3%
Azentus Global Opportunities Fund, LP (a) (b) (c) (d)		10,937,255
Canyon Value Realization Fund, LP (a) (b) (c) (d)		72,331,612
Convexity Capital Offshore, LP (a) (b) (c) (d)		99,114,640
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		176,197,577
Joho Partners, LP (a) (b) (c) (d)		18,604,220
Lansdowne Developed Markets Fund, Ltd. (a) (b) (c) (d)	304,275	169,199,618
Lone Cascade, LP, Class J (a) (b) (c) (d)		27,164,648
Lone Picea, LP, Class E (a) (b) (c) (d)		4,945,762
Lone Redwood, LP (a) (b) (c) (d)		13,715,089
Nomad Investment Partnership LP, Class A (a) (b) (c) (d)		39,493,159
Nomad Investment Partnership LP, Class R (a) (b) (c) (d)		18,415,321
OZ Domestic Partners, LP (a) (b) (c) (d)		879,055
QVT Onshore LP (a) (b) (c) (d)		71,786,569
		722,784,525
Total Acquired Funds
(Cost $648,525,092)		911,774,009

Preferred Stocks — 0.2%
Petroleo Brasileiro SA, 5.010%, (Brazil)	392,800	2,731,769
Vale SA, 6.320%, (Brazil)	760,300	9,499,561
Volkswagen AG, 1.890%, (Germany)	7,252	1,878,957
Total Preferred Stocks
(Cost $17,403,419)		14,110,287

28

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Contracts	Value

Purchased Option Contracts — 0.1%

Calls — 0.1%
Emlak Konut Gayrimenkul Yatiri, Strike Price $0.00, Expiring 11/12/14 (United States) (d)	3,383,200	$3,984,513
Emlak Konut Gayrimenkul Yatiri, Strike Price $0.00, Expiring 12/01/14 (United States) (d)	853,000	1,004,608
Intesa Sanpaolo SpA, Strike Price $2.00, Expiring 04/17/14 (Italy) (d)	472,000	63,205
Rhoen Klinikum AG, Strike Price $22.00, Expiring 06/20/14 (Germany) (d)	41,600	96,854
Total Calls
(Cost $5,341,313)		5,149,180

Puts — 0.0%
DAX Index, Strike Price $8900.00, Expiring 04/17/14 (Germany) (d)	720	14,283
EURO STOXX 50 Index, Strike Price $2925.00, Expiring 04/17/14 (Germany) (d)	1,790	9,124
FTSE 100 Index, Strike Price $6350.00, Expiring 04/17/14 (United Kingdom) (d)	550	11,462
Total Puts
(Cost $213,439)		34,869

Total Purchased Option Contracts
(Cost $5,554,752)		5,184,049

Rights — 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expiring 04/14/14 (Spain)	56,211	13,165
New World Development Co., Ltd., Expiring 04/14/14 (Hong Kong) (a)	4,366	903
Total Rights
(Cost $12,990)		14,068

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Short-Term Investments — 30.5%

Repurchase Agreements Used for Breakeven Inflation Strategies — 10.1%
Barclays Capital, Inc. issued on 03/31/14 (proceeds at maturity $231,796,283) (collateralized by US Treasury Bonds, due 11/15/27 through 02/15/41 with a total principal value of $176,700,000 and a total market value of $224,997,173)	0.000%	04/07/14	$231,796,283	231,796,283
Deutsche Bank Securities, Inc. issued on 03/25/14 (proceeds at maturity $97,147,425) (collateralized by a US Treasury Note, due 08/15/18 with a total principal value of $86,300,000 and a total market value of $95,956,089)	0.000%	04/01/14	97,147,425	97,147,425
JP Morgan Securities, Inc. issued on 03/25/14 (proceeds at maturity $167,039,299) (collateralized by a US Treasury Note, due 08/15/22 with a total principal value of $177,700,000 and a total market value of $165,234,578)	0.040%	04/01/14	167,038,000	167,038,000
JP Morgan Securities, Inc. issued on 03/25/14 (proceeds at maturity $29,537,672) (collateralized by a US Treasury Note, due 01/31/18 with a total principal value of $27,800,000 and a total market value of $29,181,499)	0.030%	04/01/14	29,537,500	29,537,500

29

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Wells Fargo Securities, LLC issued on 03/25/14 (proceeds at maturity $67,997,264) (collateralized by a US Treasury Note, due 02/15/23 with a total principal value of $70,100,000 and a total market value of $66,666,486)	0.020%	04/01/14	$67,997,000	$67,997,000
Total Repurchase Agreements Used for Breakeven Inflation Strategies (Cost $593,516,208)				593,516,208

Repurchase Agreement Used for Cash Management Purposes — 6.6%
Fixed Income Clearing Corp. issued on 3/31/14 (proceeds at maturity $389,589,248) (collateralized by US Treasury Notes, due 05/31/18 through 01/31/21 with a total principal value of $398,595,000 and a total market value of $397,419,931)
(Cost $389,589,248)	0.000%	04/01/14	389,589,248	389,589,248

US Treasury Bills — 13.8%
US Treasury Bill (j)		04/17/14	15,000,000	14,998,970
US Treasury Bill (j)		04/24/14	170,000,000	169,991,024
US Treasury Bill (j)		05/01/14	100,000,000	99,993,508
US Treasury Bill (j)		05/08/14	200,000,000	199,982,785
US Treasury Bill (j)		05/15/14	40,000,000	39,995,294
US Treasury Bill (j)		05/29/14	70,000,000	69,989,069
US Treasury Bill (j)		06/05/14	35,000,000	34,998,740
US Treasury Bill (j)		07/24/14	55,000,000	54,992,575
US Treasury Bill (h) (j)		08/14/14	95,000,000	94,978,625
US Treasury Bill (j)		09/25/14	30,000,000	29,991,150
US Treasury Bill (j)		10/16/14	120,000	119,962

Total US Treasury Bills
(Cost $810,008,210)				810,031,702

Total Short-Term Investments
(Cost $1,793,113,666)				1,793,137,158

Total Investments — 109.4%
(Cost $5,845,493,593)				6,435,867,703

Liabilities in Excess of Other Assets — (9.4)%				(552,506,737)

Net Assets — 100.0%				$5,883,360,966

	Number of
	Shares	Value

Securities Sold Short — (12.1)%
Common Stocks — (2.2)%

US Common Stocks — (0.8)%

Real Estate Investment Trusts (REITs) — (0.8)%
Aviv REIT, Inc.	(121,900)	(2,980,455)
CommonWealth REIT	(219,800)	(5,780,740)
Medical Properties Trust, Inc.	(291,600)	(3,729,564)
OMEGA Healthcare Investors, Inc.	(370,300)	(12,412,456)
Ryman Hospitality Properties, Inc.	(87,017)	(3,699,963)
Sabra Health Care REIT, Inc.	(386,000)	(10,765,540)

30

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

	Number of
	Shares	Value

Senior Housing Properties Trust	(276,500)	$(6,212,955)
		(45,581,673)
Total US Common Stocks
(Proceeds $41,928,216)		(45,581,673)

Foreign Common Stocks — (1.4)%

Canada — (0.8)%
Allied Properties - REIT	(195,000)	(6,085,482)
Canadian Tire Corp., Ltd.	(51,600)	(4,865,009)
Chartwell Retirement Residences - REIT	(312,900)	(2,946,440)
First National Financial Corp.	(167,508)	(3,692,601)
Genworth MI Canada, Inc.	(219,100)	(7,475,759)
Home Capital Group, Inc.	(349,200)	(14,103,826)
RioCan Real Estate Investment Trust - REIT	(257,898)	(6,212,414)
		(45,381,531)
Japan — (0.3)%
Hulic Co., Ltd.	(705,300)	(9,635,448)
Japan Prime Realty Investment Corp. - REIT	(1,000)	(3,233,556)
Sumitomo Realty & Development Co., Ltd.	(68,100)	(2,661,291)
United Urban Investment Corp. - REIT	(2,100)	(3,082,884)
		(18,613,179)
Mexico — (0.2)%
Fibra Uno Administracion SA de CV - REIT	(3,536,400)	(11,441,732)

United Kingdom — (0.1)%
Persimmon plc (a)	(441,600)	(9,912,645)
Total Foreign Common Stocks
(Proceeds $72,984,633)		(85,349,087)
Total Common Stocks
(Proceeds $114,912,849)		(130,930,760)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
US Treasury Bonds/Notes — (9.9)%
US Treasury Bond	6.125%	11/15/27	$(71,300,000)	(96,009,871)
US Treasury Bond	4.750%	02/15/41	(105,800,000)	(129,439,740)
US Treasury Note	2.625%	01/31/18	(27,800,000)	(29,181,326)
US Treasury Note	0.625%	04/30/18	(99,400,000)	(96,285,997)
US Treasury Note	1.625%	08/15/22	(177,700,000)	(165,233,279)
US Treasury Note	2.000%	02/15/23	(70,100,000)	(66,666,222)
Total US Treasury Bonds/Notes
(Proceeds $605,373,597)				(582,816,435)
Total Securities Sold Short
(Proceeds $720,286,446)				$(713,747,195)

31

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

Financial Futures Contracts

		Initial Notional	Notional Value	Unrealized
Number of		Value/	at March 31,	Appreciation/
Contracts	Type	(Proceeds)	2014	(Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
9	June 2014 30-Year US Treasury Bond	$1,193,226	$1,198,969	$5,743
6	June 2014 Ultra Long US Treasury Bond	860,453	866,813	6,360
				12,103
	Foreign Currency-Related
324	June 2014 Canadian Dollar	29,114,713	29,279,880	165,167
219	June 2014 Swiss Franc	31,215,849	30,983,025	(232,824)
				(67,657)
				(55,554)
	Short Financial Futures Contracts

	Interest Rate-Related
(15)	June 2014 90-Day Eurodollar	(3,734,588)	(3,740,813)	(6,225)
(20)	June 2014 30-Year US Treasury Bond	(2,651,356)	(2,664,375)	(13,019)
(35)	June 2014 10-Year US Treasury Note	(4,347,960)	(4,322,500)	25,460
(46)	June 2014 10-Year Interest Rate Swap	(4,591,752)	(4,627,312)	(35,560)
(94)	June 2014 5-Year Interest Rate Swap	(9,437,218)	(9,419,093)	18,125
(96)	June 2014 Ultra Long US Treasury Bond	(13,686,510)	(13,869,000)	(182,490)
(269)	June 2014 5-Year US Treasury Note	(32,241,501)	(31,998,391)	243,110
(13)	September 2014 90-Day Eurodollar	(3,162,717)	(3,241,225)	(78,508)
(2)	December 2014 90-Day Eurodollar	(490,170)	(498,400)	(8,230)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,738,713)	(30,730)
				(68,067)
	Foreign Currency-Related
(696)	June 2014 Japanese Yen	(84,393,280)	(84,320,400)	72,880
	Equity-Related
(232)	June 2014 S&P 500 e-Mini Index	(21,616,456)	(21,629,360)	(12,904)
				$(63,645)

Forward Currency Contracts

				Contract Amount

						Unrealized
Contract						Appreciation/
Settlement Date	Counterparty	Receive		Deliver		(Depreciation)
04/01/2014	State Street Bank and Trust Co.	CAD	29,023	USD	26,273	$(20)
04/02/2014	State Street Bank and Trust Co.	USD	2,491,635	JPY	257,373,390	(1,931)
04/07/2014	State Street Bank and Trust Co.	USD	179,032	AUD	200,000	(6,384)
04/07/2014	State Street Bank and Trust Co.	USD	2,667,149	CHF	2,350,000	8,824
04/07/2014	State Street Bank and Trust Co.	USD	75,255	CZK	1,500,000	(24)
04/07/2014	State Street Bank and Trust Co.	USD	37,757,500	EUR	27,500,000	(127,450)

32

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

						Unrealized
Contract						Appreciation/
Settlement Date	Counterparty	Receive		Deliver		(Depreciation)
04/07/2014	State Street Bank and Trust Co.	USD	2,007,199	GBP	1,200,000	6,695
04/07/2014	State Street Bank and Trust Co.	USD	196,967	HKD	1,528,000	(33)
04/07/2014	State Street Bank and Trust Co.	USD	29,173	NOK	175,000	(47)
04/07/2014	State Street Bank and Trust Co.	USD	30,745,342	SEK	198,000,000	155,837
04/22/2014	State Street Bank and Trust Co.	BRL	16,178,578	EUR	4,990,000	219,103
04/22/2014	State Street Bank and Trust Co.	EUR	5,042,569	BRL	16,178,578	(146,685)
04/22/2014	State Street Bank and Trust Co.	USD	1,337,488	SEK	8,500,000	24,612
04/30/2014	State Street Bank and Trust Co.	USD	3,563,413	AUD	4,090,000	(222,363)
						$(89,866)

Swap Contracts

						Unrealized
Expiration					Notional	Appreciation/
Date	Counterparty	Pay	Receive	Currency	Amount	(Depreciation)
Total Return Swap Contracts
Long Total Return Swap Contracts
04/10/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	$2,028,538	$140,521
04/14/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	BR Malls Participacoes SA (d)	USD	4,708,514	787,024
04/14/2014	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (d)	USD	4,343,350	503,093
06/24/2014	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (b)	USD	55,586,582	1,364,770
08/29/2014	Barclays Bank plc	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (b)	USD	16,049,724	617,983
02/23/2015	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Grifols SA	USD	901,871	(70,513)
03/13/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	2,975,759	927,392
03/26/2015	Bank of America Merrill Lynch	1 Month LIBOR plus a specified spread	Brookfield Incorporacoes SA (d)	USD	2,317,823	731,787
01/11/2016	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Celesio AG	EUR	3,237,999	(60,033)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Chocoladefabriken Lindt & Spruengli AG	CHF	998,868	132,820
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Outokumpu Oyj	EUR	580,875	175,631
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Reed Elsevier NV	GBP	497,419	(16,269)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Reed Elsevier NV	GBP	2,863,878	(2,218)
						5,231,988

33

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

Swap Contracts

						Unrealized
Expiration					Notional	Appreciation/
Date	Counterparty	Pay	Receive	Currency	Amount	(Depreciation)
Short Total Return Swap Contracts
01/19/2016	Morgan Stanley & Co. International plc	Grifols SA	Average of Federal Funds Effective Rate plus specified spread	USD	$(1,072,919)	$(26,862)
01/31/2017	UBS AG	ASM Pacific Technology, Ltd.	1 Month LIBID plus a specified spread	EUR	(812,902)	(70,499)
10/11/2017	UBS AG	Chocoladefabriken Lindt & Spruengli AG	1 Month LIBID plus a specified spread	CHF	(1,088,309)	(132,065)
10/11/2017	UBS AG	Groupe Bruxelles Lambert SA	1 Month LIBID plus a specified spread	EUR	(464,508)	(4,126)
10/11/2017	UBS AG	Publicis Groupe SA	1 Month Federal Funds Effective Rate plus specified spread	USD	(2,731,546)	91,738
10/11/2017	UBS AG	Reed Elsevier plc	1 Month LIBID plus a specified spread	GBP	(3,408,882)	(3,433)
						(145,247)
						$5,086,741

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
BATS	Better Alternative Trading System
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss franc
CVA	Certification Van Aandelen
CZK	Czech Koruna
DAX	Deutscher Aktien Index
EN	Euronext
EONIA	Euro OverNight Index Average
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of March 31, 2014.
FTSE	Financial Times Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
HKD	Hong Kong Dollar
IO	Interest-Only Security
ISE	Italian Stock Exchange
JPY	Japanese Yen
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility

34

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

NOK	Norwegian Krona
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SEK	Swedish Krona
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of March 31, 2014.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*	Approximately 25% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $737,231,526, which represents 12.8% of the fund's net assets.
(c)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2014, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	Long-Short Asia	04/01/11	$10,006,386	$10,937,255
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	23,797,936	72,331,612
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 – 04/01/13	72,000,000	99,114,640
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 – 01/01/13	117,746,138	176,197,577
Joho Partners, LP	Long-Short Asia	01/03/07 – 04/01/13	16,762,688	18,604,220
Lansdowne Developed Markets Fund, Ltd.	Long-Short Global	06/01/06 – 04/01/13	106,000,000	169,199,618
Lone Cascade, LP, Class J	Global Equity	01/03/12 – 01/01/13	17,456,184	27,164,648
Lone Picea, LP, Class E	Long-Short Global	01/02/09 – 01/01/13	4,377,877	4,945,762
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	13,715,089
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	14,000,000	39,493,159
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	8,000,000	18,415,321
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	782,078	879,055
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	71,786,569
				722,784,525
Common Stock
AMR Corp.			772,208	2,095,592
Total (12.3% of Net Assets)				$724,880,117

(d)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security in default.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
(h)	Security or a portion thereof is held as initial margin for financial futures.

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TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2014

(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2014. These positions are therefore grouped into their own industry classification.
(j)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2014

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of March 31, 2014, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Multi-Asset Fund ("MAF" or the "fund").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value. The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of directors.

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The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2014, in valuing the fund's assets and liabilities carried at fair value:

Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,377,284,348	$1,378,478,833	$2,095,592	$2,757,858,773
Participation Notes*	—	10,368,656	—	10,368,656
Corporate Bonds	—	—	—	—
Asset-Backed Securities	—	39,761,895	—	39,761,895
Mortgage-Backed Securities	—	90,682,005	—	90,682,005
US Treasury Bonds/Notes	812,976,803	—	—	812,976,803
Exchange-Traded Funds and Mutual Funds	188,989,484	—	—	188,989,484
Private Investment Funds	—	—	722,784,525	722,784,525
Preferred Stocks*	—	14,110,287	—	14,110,287
Purchased Options	5,184,049	—	—	5,184,049
Rights	—	14,068	—	14,068
Short-Term Investments	1,793,137,158	—	—	1,793,137,158
Total Investments in Securities	4,177,571,842	1,533,415,744	724,880,117	6,435,867,703
Financial Futures Contracts - Interest Rate Risk	298,798	—	—	298,798
Financial Futures Contracts - Foreign Currency Risk	238,047	—	—	238,047
Forward Currency Contracts - Foreign Currency Risk	415,071			415,071
Swap Contracts - Equity Risk	—	5,472,759	—	5,472,759
Total Other Financial Instruments	951,916	5,472,759	—	6,424,675
Total Assets	$4,178,523,758	$1,538,888,503	$724,880,117	$6,442,292,378
Liabilities
Common Stocks Sold Short*	$(102,404,936)	$(28,525,824)	$—	$(130,930,760)
US Treasury Bonds/Notes Sold Short	(582,816,435)	—	—	(582,816,435)
Total Securities Sold Short	(685,221,371)	(28,525,824)	—	(713,747,195)
Financial Futures Contracts - Interest Rate Risk	(354,762)	—	—	(354,762)
Financial Futures Contracts - Equity Risk	(12,904)	—	—	(12,904)
Financial Futures Contracts - Foreign Currency Risk	(232,824)	—	—	(232,824)
Forward Currency Contracts - Foreign Currency Risk	(504,937)			(504,937)
Swap Contracts - Equity Risk	—	(386,018)	—	(386,018)
Total Other Financial Instruments	(1,105,427)	(386,018)	—	(1,491,445)
Total Liabilities	$(686,326,798)	$(28,911,842)	$—	$(715,238,640)

*	Securities categorized here as Level 2 primarily include listed foreign equities or Participation Notes whose value has been adjusted with factors to reflect changes to foreign markets after market close.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the quarter ended March 31, 2014.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

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Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2014	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/14 for the period ended 3/31/14
Common Stocks*	$3,165,515	$-	$-	$821,935	$-	$(1,891,858)	$-	$-	$2,095,592	$821,935
Private Investment Funds	844,862,924	-	29,331,996	(28,463,671)	1,959,528	(124,906,252)	-	-	722,784,525	(27,834,701)
Corporate Bonds *	-	-	-	-	-	-	-	-	-	-
Total	$848,028,439	$-	$29,331,996	$(27,641,736)	$1,959,528	$(126,798,110)	$-	$-	$724,880,117	$(27,012,766)

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

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Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2014	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average
Common Stocks and Corporate Bonds	$—	Last market price	Discount(%)	100%	100%
	2,095,592	Corporate action model	Discount(%)	7.5%	7.5%
Private Investment Funds	722,784,525	Adjusted net asset value	Manager estimates	(5.34%) – 0.40%	(0.78%)
			Market returns*	(13.62%) – 4.14%	(0.17%)

* Weighted by estimated exposure to chosen indices or exchange-traded funds

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

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Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)(b)	$420,309,453	quarterly, annually	45-90 days
Long-Short Global (c)	187,860,469	quarterly	30-90 days
Long-Short Asia (d)	29,541,475	semi-annually, annually	45-90 days
Global Equity (e)	85,073,128	quarterly	30 days
Total	$722,784,525

(a) This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.

(b) This strategy includes $819,055 of illiquid investments in liquidation. The fund expects to receive distributions on a bi-monthly basis over the next one to three years.

(c) This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.

(d) This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.

(e) This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3. Derivatives and Other Financial Instruments

During the period ended March 31, 2014, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and total return swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

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Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in two ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets; and (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies. The fund's holdings of swaps at the end of the quarter are indicative of the types of positions held throughout the quarter.  The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, and are expected to further decline, although to a lesser degree, over the following period. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

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A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the quarter are indicative of the types of positions held throughout the quarter.  The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, and are expected to further decline, although to a lesser degree, over the following period.

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Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

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For the period ended March 31, 2014, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	214,820	$96,135
Options written	—	—
Options terminated in closing purchase transactions	(21,600)	(20,817)
Options expired	—	—
Options assigned	(193,220)	(75,318)
Options outstanding at March 31, 2014	—	$—

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund's holdings of forward currency contracts at the end of the quarter are indicative of the types of positions held throughout the quarter. The number and magnitude of these positions declined throughout the period due to the liquidation of an account that was managed by a former money manager to the fund, and are expected to further decline, although to a lesser degree, over the following period.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

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In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 5, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund's derivative instruments grouped by contract type and primary risk exposure category, as of March 31, 2014. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are lower than the average of the fund’s derivative activity throughout the reporting period due to the liquidation of an account that was managed by a former money manager to the fund.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2014, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Rights	$—	$—	$—	$14,068	$14,068
Purchased Options	—	—	—	5,184,049	5,184,049
Swap Contracts	—	—	—	5,472,759	5,472,759
Forward Contracts	—	415,071	—	—	415,071
Futures Contracts	298,798	238,047	—	—	536,845
Total Value - Assets	$298,798	$653,118	$—	$10,670,876	$11,622,792
Liability Derivatives
Swap Contracts	$—	$—	$—	$(386,018)	$(386,018)
Forward Contracts	—	(504,937)	—	—	(504,937)
Futures Contracts	(354,762)	(232,824)	—	(12,904)	(600,490)
Total Value - Liabilities	$(354,762)	$(737,761)	$—	$(398,922)	$(1,491,445)

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4.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2014, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at March 31, 2014, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$702,422,972	$(351,996,883)	$350,426,089	$6,008,830,849

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2014.

5.	Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

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If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protection for most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2014, were as follows:

Description	Face Value
JP Morgan Securities, Inc., 0.12%, dated 03/25/14, to be repurchased on 04/01/14 at $76,612,553	$76,610,765

For the period ended March 31, 2014, the average balance outstanding was $96,440,977 and the average interest rate was 0.08%.

6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Fund invests in U.S. Government securities. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

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The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)
March 31, 2014

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Investments — 98.0% of net assets

Short-Term Investments — 98.0%

Repurchase Agreement Used for Cash Management Purposes — 1.5%
Fixed Income Clearing Corp. issued on 03/31/14 (proceeds at maturity $1,705,769) (collateralized by US Treasury Notes, due 05/31/18 through 01/31/21 with a total principal value of $1,770,000 and a total market value of $1,744,725) (Cost $1,705,769)	0.000%	04/01/14	$1,705,769	$1,705,769

US Treasury Bills — 96.5%
US Treasury Bill (a)		05/29/14	3,000,000	2,999,514
US Treasury Bill (a)		06/05/14	1,000,000	999,964
US Treasury Bill (a)		06/19/14	20,000,000	19,999,020
US Treasury Bill (a)		06/26/14	35,000,000	34,997,060
US Treasury Bill (a)		07/03/14	18,000,000	17,998,254
US Treasury Bill (a)		07/17/14	2,000,000	1,999,748
US Treasury Bill (a)		08/07/14	4,000,000	3,999,288
US Treasury Bill (a)		08/14/14	17,000,000	16,996,175
US Treasury Bill (a)		09/25/14	10,000,000	9,997,050

Total US Treasury Bills
(Cost $109,972,982)				109,986,073
Total Short -Term Investments
(Cost $111,678,751)				111,691,842

Total Investments — 98.0%
(Cost $111,678,751)				111,691,842

Other Assets in Excess of Liabilities — 2.0%				2,301,772

Net Assets —100.0%				$113,993,614

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND	March 31, 2014
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.	Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of March 31, 2014, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Short-Term Fund ("STF" or the "fund").

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

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Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending March 31, 2014, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

3.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2014, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2014, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$13,091	$0	$13,091	$111,678,751

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2014.

4.	Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

5.	Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

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The Fund invests in U.S. Government securities. Because of the rising U.S. Government debt burden, it is possible that the U.S. Government may not be able to meet its financial obligations or that securities issued or backed by the U.S. Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

6.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

Date	5/29/2014	By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date	5/29/2014	By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	5/29/2014	By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

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